UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       10-30-02
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     109
                                            -------------------------

Form 13F Information Table Value Total:     $134,533
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE
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

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Allen Telecom Inc. 3.87 Pfd   pfrd 018091207  205       5000  SH        SOLE           5000
3M Company                     com 604059105 1100      10000  SH        SOLE           10000
ADVO Inc.                      com 007585102  333      10500  SH        SOLE           10500
Alltel Corporation             com 020039103  602      15000  SH        SOLE           15000
American International Group   com 026874107  591      10799  SH        SOLE           10799
American Physicians
 Capital, Inc.                 com 028884104  464      27500  SH        SOLE           27500
Anadarko Petroleum Corporation com 032511107  775      17400  SH        SOLE           17400
AptarGroup, Inc.               com 038336103 1365      50800  SH        SOLE           50800
Automatic Data Processing,Inc. com 053015103 5325     153140  SH        SOLE           153140
BB&T Corporation               com 066821109 1051      30000  SH        SOLE           30000
Beckman Coulter, Inc.          com 075811109  580      15000  SH        SOLE           15000
Bell South Corp.               com 079860102  193      10500  SH        SOLE           10500
Berkshire Hathaway CLB         com 084670207 1080        438  SH        SOLE           438
Boston Scientific Corporation  com 101137107 1105      35000  SH        SOLE           35000
Briggs & Stratton Corp.        com 109043109  315       8400  SH        SOLE           8400
Brookstone Inc.                com 114537103 5316     432200  SH        SOLE           432200
Brunswick Corporation          com 117043109 1168      55500  SH        SOLE           55500
Cable Design Technologies
  Corporation                  com 126924109 2947     481500  SH        SOLE           481500
Century Telephone Enterprises  com 156700106  561      25000  SH        SOLE           25000
Champion Enterprises, Inc.     com 158496109 4566    1553000  SH        SOLE           1553000
Charles Schwab Corp.           com 808513105   88      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100 1379      46409  SH        SOLE           46409
Coach Inc.                     com 189754104 2109      82400  SH        SOLE           82400
Comerica Inc.                  com 200340107  839      17400  SH        SOLE           17400
Concord EFS, Inc.              com 206189102 1115      70240  SH        SOLE           70240
Convergys Corporation          com 212485106  368      24500  SH        SOLE           24500
Countrywide Credit
  Industries, Inc.             com 222372104 1103      23400  SH        SOLE           23400
Courier Corporation            com 222660102 1520      40000  SH        SOLE           40000
Craftmade International,Inc.   com 22413E104  397      30000  SH        SOLE           30000
Crown Pacific Partners L.P.    com 228439105 1878     680500  SH        SOLE           680500
DeVRY Inc.                     com 251893103 1551      83300  SH        SOLE           83300
Diamond Offshore Drilling, Inc.com 25271C102  638      32000  SH        SOLE           32000
Dollar Tree Stores, Inc.       com 256747106  661      30000  SH        SOLE           30000
Dover Corporation              com 260003108 2185      86100  SH        SOLE           86100
Dwyer Group, Inc.              com 267455103  278      73200  SH        SOLE           73200
Eclipsys Corporation           com 278058102  406      80000  SH        SOLE           80000
Emerson Electric Co.           com 291011104  364       8300  SH        SOLE           8300
Esterline Technologies Corp.   com 297425100 5574     335000  SH        SOLE           335000
Ethan Allen Interiors Inc.     com 297602104  802      24800  SH        SOLE           24800
Exxon Mobil Corporation        com 302290101  894      28020  SH        SOLE           28020
Fifth Third Bancorp            com 316773100  747      12200  SH        SOLE           12200
Fleetwood Enterprises Inc.     com 339099103 5121     759800  SH        SOLE           759800
Forest Oil Corporation         com 346091606 1298      50900  SH        SOLE           50900
Fortune Brands Inc.            com 349631101  936      19800  SH        SOLE           19800
General Dynamics Corporation   com 369550108 1740      21400  SH        SOLE           21400
Genuine Parts Company          com 372460105 1532      50000  SH        SOLE           50000
H & R Block, Inc.              com 093671105 2155      51300  SH        SOLE           51300
Harris Corporation             com 413875105 2632      78600  SH        SOLE           78600
Health Care Property           com 421915109 4582     107550  SH        SOLE           107550
Hector Communications Corp.    com 422730101 1464     160000  SH        SOLE           160000
Hewlett-Packard Company        com 428236103  156      13337  SH        SOLE           200    13137
Hibbett Sporting Goods, Inc.   com 428565105 3357     161800  SH        SOLE           161800
Host Marriott Corp.            com 44107P104  367      39500  SH        SOLE           39500
Huntington Bancshares Inc.     com 446150104  622      34200  SH        SOLE           34200
I. Gordon Corporation          com 382784106  188      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 1424     297300  SH        SOLE           297300
Jones Apparel Group Inc.       com 480074103 2331      75930  SH        SOLE           75930
K-Swiss Inc. - Class A         com 482686102  596      27900  SH        SOLE           27900
Kimberly Clark Corp.           com 316773100 1308      23100  SH        SOLE           23100
Layne Christensen Company      com 521050104 2711     368000  SH        SOLE           368000
Leggett & Platt, Inc.          com 524660107 1063      53700  SH        SOLE           53700
Leucadia National Corporation  com 527288104  588      17300  SH        SOLE           17300
Littelfuse, Inc.               com 537008104  479      28500  SH        SOLE           28500
MBIA Inc.                      com 55262C100  226       5650  SH        SOLE           5650
Manor Care, Inc.               com 564055101 2540     113000  SH        SOLE           113000
Maritrans Inc.                 com 570363101  444      37500  SH        SOLE           37500
Monaco Coach Corporation       com 60886R103 1755      87600  SH        SOLE           87600
Morgan Stanley
  Dean Witter & Co.            com 617446109  281       8300  SH        SOLE           1700   6600
NDCHealth Corporation          com 639480102  242      15600  SH        SOLE           15600
Nautica Enterprises, Inc.      com 639089101  229      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107  842     152600  SH        SOLE           152600
Neogen Corporation             com 640491106 1059      79300  SH        SOLE           79300
Network Associates, Inc.       com 579057100  232      21800  SH        SOLE           21800
Nobel Learning
  Communities, Inc.            com 654889104  361      50000  SH        SOLE           50000
Northrop Grumman Corporation   com 666807102  992       8000  SH        SOLE           8000
PICO Holdings, Inc.            com 693366205  550      50000  SH        SOLE           50000
Patterson-UTI Energy, Inc.     com 703414102 1122      44000  SH        SOLE           44000
Plantronics, Inc.              com 727493108  503      30900  SH        SOLE           23400  7500
Prima Energy Corp.             com 741901201 1474      70300  SH        SOLE           70300
ProQuest Company               com 74346P102 3584     118100  SH        SOLE           118100
Pulte Corporation              com 745867101  524      12300  SH        SOLE           500    11800
Quality Systems, Inc.          com 747582104  695      41100  SH        SOLE           41100
Rainbow Technologies, Inc.     com 750862104   43      15000  SH        SOLE           15000
Ross Stores, Inc.              com 778296103 5570     156300  SH        SOLE           156300
Ryans Family Steak Houses Inc. com 783519101  730      60000  SH        SOLE           60000
SPSS Inc.                      com 78462K102  231      20000  SH        SOLE           20000
STERIS Corporation             com 859152100  536      21500  SH        SOLE           21500
Schering-Plough                com 806605101  423      19850  SH        SOLE           19850
Sears Roebuck & Co.            com 812387108  682      17500  SH        SOLE           17500
Simpson Manufacturing Co., Inc.com 829073105 1256      40000  SH        SOLE           40000
Snap-on Incorporated           com 833034101  977      42500  SH        SOLE           42500
Sparton Corp.                  com 847235108  762      91300  SH        SOLE           91300
Strayer Education, Inc.        com 863236105  321       5400  SH        SOLE           5400
Stryker Corp.                  com 863667101  374       6500  SH        SOLE           6500
SunTrust Banks, Inc.           com 867914103 1230      20000  SH        SOLE           20000
TJX Companies, Inc.            com 872540109 1221      71800  SH        SOLE           71800
Teleflex Inc.                  com 879369106  565      12400  SH        SOLE           12400
The Morgan Group, Inc.
  - Class A                    com 617358106   67     269600  SH        SOLE           269600
Theragenics Corporation        com 883375107   88      20000  SH        SOLE           20000
Toll Brothers Inc.             com 889478103  452      20800  SH        SOLE           20800
Toys "R" Us, Inc.              com 892335100  916      90000  SH        SOLE           90000
Tractor Supply Company         com 892356106  578      18200  SH        SOLE           18200
Unico American Corporation     com 904607108 1980     505045  SH        SOLE           505045
Universal Electronics Inc.     com 913483103  179      20000  SH        SOLE           20000
Velcro Industries N.V.         com 922571104  620      67000  SH        SOLE           67000
Washington Mutual Inc.         com 939322103  963      30600  SH        SOLE           30600
Washington Real Estate
  Investment Trust             com 939653101 3249     128000  SH        SOLE           128000
Waters Corporation             com 941848103 1030      42500  SH        SOLE           42500
Weyco Group, Inc.              com 962149100  637      17500  SH        SOLE           17500

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